Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Investments - Available-for-sale, at fair value:
Fixed maturities (amortized cost: $13,415.3 and $11,373.9)	$ 13,540.4		$ 11,774.1
Equity securities:
Nonredeemable preferred stocks (cost: $445.7 and $404.0)	711.2		812.4
Common equities (cost: $1,451.1 and $1,370.3)	2,530.5		1,899.0
Short-term investments (amortized cost: $1,272.6 and $1,990.0)	1,272.6		1,990.0
Total investments at fair value	18,054.7	[1],[2]	16,475.5	[1],[2]
Cash	75.1		179.1
Accrued investment income	89.8		90.0
Premiums receivable, net of allowance for doubtful accounts of $142.4 and $138.6	3,310.7		3,183.7
Reinsurance recoverables, including $44.3 and $38.9 on paid losses and loss adjustment expenses	1,090.2		901.0
Prepaid reinsurance premiums	74.9		66.3
Deferred acquisition costs	447.6		434.5
Property and equipment, net of accumulated depreciation of $680.4 and $625.0	960.9		933.7
Net deferred income taxes	0		109.4
Other assets	304.3		321.5
Total assets	24,408.2		22,694.7
Liabilities and Shareholders' Equity
Unearned premiums	5,174.5		4,930.7
Loss and loss adjustment expense reserves	8,479.7		7,838.4
Net deferred income taxes	28.4		0
Dividends Payable	890.2		172.0
Accounts payable, accrued expenses, and other liabilities	1,785.0	[3]	1,683.5	[3]
Debt	1,860.9	[4]	2,063.1	[4]
Total liabilities	18,218.7		16,687.7
Common shares, $1.00 par value (authorized 900.0; issued 797.6 and 797.7, including treasury shares of 201.8 and 193.1)	595.8		604.6
Paid-in capital	1,142.0		1,077.0
Retained earnings	3,500.0		3,454.4
Accumulated other comprehensive income, net of tax:
Net non-credit related OTTI losses, adjusted for valuation changes	0		(0.3)
Other net unrealized gains (losses) on securities	947.0		863.0
Total net unrealized gains (losses) on securities	947.0		862.7
Net unrealized gains on forecasted transactions	4.1		6.1
Foreign currency translation adjustment	0.6		2.2
Total accumulated other comprehensive income	951.7		871.0
Total shareholders' equity	6,189.5		6,007.0
Total liabilities and shareholders' equity	$ 24,408.2		$ 22,694.7

[1]	The total fair value of the portfolio included $1.8 billion and $1.4 billion at December 31, 2013 and 2012, respectively, of securities held in a consolidated, non-insurance subsidiary of the holding company, net of any unsettled security transactions.
[2]	Reflected in our total portfolio are unsettled security transactions and collateral on open derivative positions, which collectively reflect a liability of $61.3 million at December 31, 2013, compared to an asset of $90.9 million at December 31, 2012.
[3]	See Note 12 – Litigation and Note 13 – Commitments and Contingencies for further discussion.
[4]	Consists of both short- and long-term debt. See Note 4 – Debt for further discussion.